PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks — 98.8%
Aerospace & Defense — 0.4%
Northrop Grumman Corp.	20,784	$9,596,389
Automobiles — 4.4%
Tesla, Inc.*	531,709	110,308,349
Biotechnology — 1.3%
Vertex Pharmaceuticals, Inc.*	108,655	34,233,931
Broadline Retail — 6.8%
Amazon.com, Inc.*	1,203,585	124,318,295
MercadoLibre, Inc. (Brazil)*	36,107	47,591,192
		171,909,487
Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)	38,223	12,503,126
Moody’s Corp.(a)	36,718	11,236,442
S&P Global, Inc.	96,165	33,154,807
		56,894,375
Consumer Finance — 0.3%
American Express Co.	45,897	7,570,710
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	105,800	52,568,846
Energy Equipment & Services — 1.4%
Schlumberger NV	738,209	36,246,062
Entertainment — 2.1%
Netflix, Inc.*	115,975	40,067,043
ROBLOX Corp. (Class A Stock)*	288,823	12,991,259
		53,058,302
Financial Services — 7.2%
Adyen NV (Netherlands), 144A*	18,925	30,155,640
Mastercard, Inc. (Class A Stock)	189,710	68,942,511
Visa, Inc. (Class A Stock)(a)	372,304	83,939,660
		183,037,811
Ground Transportation — 1.7%
Uber Technologies, Inc.*	1,353,942	42,919,961
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	113,185	11,461,113
Dexcom, Inc.*	204,656	23,776,934
Intuitive Surgical, Inc.*	109,487	27,970,644
		63,208,691
Health Care Providers & Services — 1.7%
UnitedHealth Group, Inc.	90,355	42,700,869
Hotels, Restaurants & Leisure — 3.2%
Airbnb, Inc. (Class A Stock)*	199,674	24,839,446
Chipotle Mexican Grill, Inc.*	8,567	14,634,920
Marriott International, Inc. (Class A Stock)	146,876	24,387,291
McDonald’s Corp.	62,965	17,605,644
		81,467,301
Interactive Media & Services — 5.7%
Alphabet, Inc. (Class A Stock)*	568,617	58,982,641
Alphabet, Inc. (Class C Stock)*	559,211	58,157,944
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Meta Platforms, Inc. (Class A Stock)*	129,218	$27,386,463
		144,527,048
IT Services — 1.1%
Snowflake, Inc. (Class A Stock)*	175,852	27,132,205
Life Sciences Tools & Services — 2.1%
Danaher Corp.	128,905	32,489,216
Thermo Fisher Scientific, Inc.	37,111	21,389,667
		53,878,883
Media — 0.5%
Trade Desk, Inc. (The) (Class A Stock)*(a)	210,879	12,844,640
Personal Care Products — 1.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	31,294	7,712,719
L’Oreal SA (France)	71,190	31,810,733
		39,523,452
Pharmaceuticals — 5.9%
AstraZeneca PLC (United Kingdom), ADR	345,778	24,000,451
Eli Lilly & Co.	197,869	67,952,172
Novo Nordisk A/S (Denmark), ADR	361,503	57,529,587
		149,482,210
Semiconductors & Semiconductor Equipment — 12.5%
Advanced Micro Devices, Inc.*	563,761	55,254,216
ASML Holding NV (Netherlands)	52,261	35,574,585
Broadcom, Inc.	80,165	51,429,054
NVIDIA Corp.	622,367	172,874,882
		315,132,737
Software — 12.9%
Adobe, Inc.*	97,770	37,677,625
Atlassian Corp. (Class A Stock)*	141,859	24,282,005
Cadence Design Systems, Inc.*	84,735	17,801,976
Crowdstrike Holdings, Inc. (Class A Stock)*	143,010	19,629,552
Microsoft Corp.	667,259	192,370,770
Salesforce, Inc.*	166,000	33,163,480
		324,925,408
Specialty Retail — 4.0%
Home Depot, Inc. (The)	104,136	30,732,617
O’Reilly Automotive, Inc.*	31,287	26,562,037
TJX Cos., Inc. (The)	431,739	33,831,068
Ulta Beauty, Inc.*	16,600	9,058,122
		100,183,844
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	1,014,033	167,214,042
Textiles, Apparel & Luxury Goods — 6.0%
Lululemon Athletica, Inc.*	116,501	42,428,499
LVMH Moet Hennessy Louis Vuitton SE (France)	86,449	79,352,279
A1

PSF PGIM JENNISON GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	242,856	$29,783,860
		151,564,638
Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc.*	219,848	31,842,784
Specialized REITs — 1.3%
American Tower Corp.(a)	164,005	33,512,782

Total Common Stocks (cost $1,286,085,755)		2,497,485,757
Preferred Stock — 0.8%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	144,694	18,571,369
(cost $11,864,366)

Total Long-Term Investments (cost $1,297,950,121)		2,516,057,126
Short-Term Investments — 4.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	7,205,274	7,205,274
PGIM Institutional Money Market Fund (cost $97,644,772; includes $97,258,669 of cash collateral for securities on loan)(b)(wa)	97,840,833	97,791,912

Total Short-Term Investments (cost $104,850,046)		104,997,186

TOTAL INVESTMENTS—103.7% (cost $1,402,800,167)		2,621,054,312

Liabilities in excess of other assets — (3.7)%		(94,014,209)

Net Assets — 100.0%		$2,527,040,103

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,720,225; cash collateral of $97,258,669 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2